Assets and liabilities of disposal group held for sale (Details 1) $ in Thousands	Dec. 31, 2024 USD ($)
Assets And Liabilities Of Disposal Group Held For Sale [Line Items]
Lease liability	$ 222,181
Total liabilities of disposal group classified as held for sale	46,635
Disposal groups classified as held for sale [member]
Assets And Liabilities Of Disposal Group Held For Sale [Line Items]
Trade payables	18
Other payables	6,015
Loans from banks and other financial institutions	36,975
Loans from non-controlling interests	141
Lease liability	2,789
Excess of liabilities over assets in investees	697
Total liabilities of disposal group classified as held for sale	$ 46,635